Summary of Significant Accounting Policies (Details) - Schedule of Group’s Revenues Disaggregated by Business Line ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,795,331	$ 522,255	¥ 3,081,381	¥ 2,867,974
Financial literacy courses - self-operated [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,307,365		1,874,627	2,300,434
Skills Upgrading Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,661,791		721,252	158,295
Recreation and Leisure Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	395,118		138,998	35,601
Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total revenues	3,364,274		2,734,877	2,494,330
Enterprise services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	247,732		340,934	185,511
Consumer Business [Member]
Disaggregation of Revenue [Line Items]
Total revenues	173,961		4,816
Others [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 9,364		¥ 754	¥ 188,133